Statements of Changes in Net Assets Available for Benefits - LONG-TERM SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statements of Changes in Net Assets Available for Benefits
Interest in investment gain (loss) of the Trust	$ 47,448,162	$ 16,008,081
Contributions:
Participant	18,566,847	19,427,476
Employer	9,962,245	9,823,447
Other		1,309,990
Interest income due to notes receivable from participants	1,443,984	1,305,611
Participant withdrawals	(43,506,242)	(52,012,669)
Administration fees	(257,561)	(348,553)
Increase (decrease) in net assets available for benefits prior to transfers	33,657,435	(4,486,617)
Plan to plan transfers-in	413,464	395,522
Plan to plan transfers-out	(589,588)	(2,051,583)
Increase (decrease) in net assets available for benefits	33,481,311	(6,142,678)
Net assets available for benefits at beginning of year	308,339,861	314,482,539
Net assets available for benefits at end of year	$ 341,821,172	$ 308,339,861